Trade, other receivables and tax receivables - analysis by due date (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Current trade receivables	€ 1,581	€ 2,064
Non-current trade receivables	0	0
Trade receivables	1,581	2,064
Current receivables from financing activities	2,159	2,855
Non-current receivables from financing activities	257	300
Receivables from financing activities	2,416	3,155
Current other receivables	1,805	1,709
Non-current other receivables	1,464	2,076
Other receivables	3,269	3,785
Current trade and other receivables	5,545	6,628
Non-current trade and other receivables	1,721	2,376
Total Trade and other receivables	7,266	9,004
Tax receivables	89	372
Non-current tax receivables	95	94
Tax receivables	184	466
Due between one and five years
Disclosure of financial assets [line items]
Non-current trade receivables	0	0
Non-current receivables from financing activities	249	294
Non-current other receivables	1,378	695
Non-current trade and other receivables	1,627	989
Non-current tax receivables	78	51
Due beyond five years
Disclosure of financial assets [line items]
Non-current trade receivables	0	0
Non-current receivables from financing activities	8	6
Non-current other receivables	86	1,381
Non-current trade and other receivables	94	1,387
Non-current tax receivables	€ 17	€ 43